Supplemental Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Information Related to Consolidated and Combined Carve-Out Statements of Cash Flows

The following supplemental information is provided related to the Consolidated and Combined Carve-Out Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(U.S. Dollars in thousands)	2014	2013	2012
Non-cash investing and financing activities:
Payable to owner and affiliates converted to equity	$—	$27,051	$25,664